FAIR VALUE MEASUREMENTS - Additional Information (Detail) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
The estimated fair value of long-term debt	$ 6,370,180	$ 5,982,252
The carrying value of long-term debt, excluding unamortized deferred financing costs and original issue premiums	$ 6,599,949	$ 5,700,168